Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following components:

			Machinery	Construction
(Millions of US dollars)			and	in
Cost or valuation:	Land	Buildings	Equipment	Progress [1]	Total
At 31 March 2013	$18.5	$210.2	$994.7	$61.1	$1,284.5
Additions	11.7	18.9	39.8	54.8	125.2
Disposals	-	-	(2.2)	-	(2.2)
Other [2]	(1.5)	(15.6)	(43.7)	(0.5)	(61.3)
Exchange differences	-	(1.0)	(27.5)	-	(28.5)

At 31 March 2014	$28.7	$212.5	$961.1	$115.4	$1,317.7
Additions [3]	41.5	30.2	72.7	133.5	277.9
Disposals [4]	-	(1.7)	(6.6)	-	(8.3)
Exchange differences	-	(1.2)	(52.6)	-	(53.8)

At 31 March 2015	$70.2	$239.8	$974.6	$248.9	$1,533.5

Accumulated depreciation:
At 31 March 2013	$-	$(85.2)	$(540.4)	$-	$(625.6)
Charge for the year	-	(9.1)	(52.2)	-	(61.3)
Disposals	-	-	1.5	-	1.5
Other [2]	-	12.4	40.0	-	52.4
Exchange differences	-	1.0	17.1	-	18.1

At 31 March 2014	$-	$(80.9)	$(534.0)	$-	$(614.9)
Charge for the year	-	(9.3)	(60.9)	-	(70.2)
Disposals [4]	-	0.8	6.3	-	7.1
Exchange differences	-	1.2	23.4	-	24.6

At 31 March 2015	$-	$(88.2)	$(565.2)	$-	$(653.4)

Net book amount:
At 31 March 2014	$28.7	$131.6	$427.1	$115.4	$702.8
At 31 March 2015	$70.2	$151.6	$409.4	$248.9	$880.1

1	Construction in progress is presented net of assets transferred into service.

2	Reflects the reclassification of the Blandon assets and Australian Pipes assets which were classified as held for sale and were recorded in Prepaid expenses and other current assets on the consolidated balance sheets at 31 March 2014 and 2015.

3	Includes US$1.7 million of capitalized interest for the year ended 31 March 2015.

4	This balance includes the accounting impact associated with the purchase of the Company’s previously leased facility at Rosehill.